STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

9. STOCK OPTIONS AND WARRANTS

STOCK OPTIONS

During the three months ended December 31, 2025 and 2024, the Company granted no new stock options.

During the same period, 1,022 stock options were forfeited or expired as a result of employee terminations, expiration of option terms, or performance conditions not being met.

WARRANTS

The Company has issued warrants to purchase shares of Common Stock in connection with equity financings and convertible note transactions. The following disclosures summarize warrant issuances, exercises, and outstanding balances for the periods presented.

All share and per-share amounts, including exercise prices and number of warrants, have been retroactively adjusted to reflect the Reverse Stock Split on December 5, 2025.

Significant warrant transactions

On April 27, 2024, the Company entered into a convertible note and warrant purchase agreement with certain investors, pursuant to which the Company issued warrants to purchase shares of Common Stock. On October 18, 2024, holders of such warrants exercised a portion of the warrants on a cashless basis, resulting in the issuance of 55,973 shares of Common Stock. No cash proceeds were received in connection with the cashless exercise.

On January 16, 2025, and January 17, 2025, the Company issued an aggregate of 1,282,051 warrants to purchase Common Stock at an exercise price of $7.80 per share. These warrants had a contractual term of two years and were fully exercised on October 29, 2025.

The following table summarizes warrant activity for the three months ended December 31, 2025:

(Retroactively adjusted for Reverse Stock Split)

	Number of Shares Issuable	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2025	1,289,937	$26.19	1.29	$-
Issued	-	-	-	-
Exercised	1,282,051	7.80	-	-
Expired	-	-	-	-
Outstanding as of December 31, 2025	7,886	$3,015.03	0.50	-
Exercisable as of December 31, 2025	7,886	$3,015.03	0.50	$-

Reverse Stock Split

On December 2, 2025, the Company filed a Certificate of Change to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-20 reverse stock split of its issued and outstanding Common Stock, which became effective on December 5, 2025. All share and per-share data included in these financial statements have been retroactively adjusted to reflect the Reverse Stock Split.

9. STOCK OPTIONS AND WARRANTS

9.1 STOCK OPTIONS

During the year ended September 30, 2025, the Company did not grant new stock options.

During the same period, 1,022 stock options were forfeited or expired as a result of employee terminations, expiration of option terms, or performance conditions not being met.

The following table summarizes stock option activity for the year ended September 30, 2025.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding on September 30, 2024	1,022	$3,548.80	0.02	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(1,022)	3,548.80	0.02	-
Forfeited	-	-	-	-
Outstanding on September 30, 2025	-	-	-	$-

Exercisable on September 30, 2025	-	$-	-	$-

The Company recognizes stock-based compensation expense for stock options on a straight-line basis over the requisite service period. The Company recognized no stock option expense for the years ended September 30, 2025 and September 30, 2024. As of September 30, 2025, there was no unamortized stock option compensation cost, as no stock options were outstanding.

9.2 WARRANTS

The Company has issued warrants to purchase shares of common stock in connection with equity financings and convertible note transactions. The following disclosures summarize warrant issuances, exercises, and outstanding balances for the periods presented.

All share and per-share amounts, including exercise prices and number of warrants, have been retroactively adjusted to reflect the Company’s 1-for-20 reverse stock split that became effective on December 5, 2025.

Significant warrant transactions

On April 27, 2024, the Company entered into a convertible note and warrant purchase agreement with certain investors, pursuant to which the Company issued warrants to purchase shares of common stock. On October 18, 2024, holders of such warrants exercised a portion of the warrants on a cashless basis, resulting in the issuance of 55,973 shares of common stock. No cash proceeds were received in connection with the cashless exercise.

On January 16, 2025, and January 17, 2025, the Company issued an aggregate of 1,282,051 warrants to purchase common stock at an exercise price of $7.80 per share. These warrants had a contractual term of two years and were fully exercised on October 29, 2025.

Warrant activity – Year ended September 30, 2025

(Retroactively adjusted for reverse stock split)

	Number of Shares Issuable	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding on September 30, 2024	10,743	$2,253.40	2.42	$-
Issued	1,282,051	7.80	-	-
Exercised	2,799	26.44	-	-
Expired	58	-	-	-
Outstanding on September 30, 2025	1,289,937	$26.19	1.29	-
Exercisable on September 30, 2025	1,289,937	$26.19	1.29	$-

Warrant activity – Year ended September 30, 2024

(Retroactively adjusted for reverse stock split)

	Number of Shares Issuable	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding on September 30, 2023	7,620	$3,164.80	2.65	$-
Issued	3,122	29.20	1.85	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding on September 30, 2024	10,743	$2,253.40	2.42	-
Exercisable on September 30, 2024	10,743	$2,253.40	2.42	$-

Reverse stock split

On December 2, 2025, the Company filed a Certificate of Change to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-20 reverse stock split of its issued and outstanding common stock, which became effective on December 5, 2025. All share and per-share data included in these financial statements have been retroactively adjusted to reflect the reverse stock split.